SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
RestrictedCashAndCashEquivalents	$ 63,122	$ 18,618
Cash In U S Dollars U S Banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
RestrictedCashAndCashEquivalents	58,755	15,997
Cash In Foreign Banks And Foreign Currency [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
RestrictedCashAndCashEquivalents	4,359	2,612
Petty Cash [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
RestrictedCashAndCashEquivalents	$ 8	$ 9